FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	December 31, 2016
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$24	$-	$-	$24
Cash deposits and other	964	-	-	964
Investment in securities:
Equity securities	842	-	-	842
Structured investment vehicles	-	89	-	89
Other, mainly debt securities	14	-	17	31
Derivatives:
Asset derivatives - options and forward contracts	-	10	-	10
Asset derivatives - cross-currency swaps	-	88	-	88
Liabilities derivatives - options and forward contracts	-	(17)	-	(17)
Liabilities derivatives - interest rate swaps	-	(2)	-	(2)
Contingent consideration*	-	-	(828)	(828)

Total	$1,844	$168	$(811)	$1,201

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$162	$-	$-	$162
Cash deposits and other	6,784	-	-	6,784
Investment in securities:
Equity securities	1,352	-	-	1,352
Structured investment vehicles	-	94	-	94
Other	11	-	1	12
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate, cross-currency and forward starting interest rate swaps	-	105	-	105
Liability derivatives - options and forward contracts	-	(11)	-	(11)
Liability derivatives - treasury locks, interest rate and forward starting interest rate swaps	-	(26)	-	(26)
Contingent consideration*	-	-	(812)	(812)

Total	$8,309	$187	$(811)	$7,685

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,	December 31,
	2016	2015

	U.S. $ in millions
Fair value at the beginning of the period	$(811)	$(616)
Investment in debt securities	16
Auction rate securities realized		(13)
Additional contingent consideration resulting from:
Actavis Generics acquisition	(302)
Eagle license		(128)
Gecko acquisition		(5)
Adjustments to provisions for contingent consideration:
Actavis Generics acquisition	18
Labrys acquisition	(6)	(311)
Eagle license	(179)	(63)
MicroDose acquisition	(8)	(10)
Cephalon acquisition	(12)	(5)
NuPathe acquisition	122	(10)
Settlement of contingent consideration:
Labrys acquisition	25	350
Eagle transaction	115
Cephalon acquisition	205
Gecko transaction	6

Fair value at the end of the period	$(811)	$(811)

Financial instruments measured on a basis other than fair value are mostly comprised of senior notes and convertible senior debentures, and are presented in the below table in terms of fair value:
	Estimated fair value*
	December 31,
	2016	2015

	(U.S. $ in millions)

Senior notes included under long-term liabilities	$(26,456)	$(7,305)
Senior notes and convertible senior debentures included under short-term liabilities	(569)	(1,778)

Fair value at the end of the period	$(27,025)	$(9,083)

* The fair value was estimated based on quoted market prices, where available.